(Loss)/Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2022
(Loss)/Earnings Per Common Share [Abstract]
Calculation of Basic and Diluted Earnings/(Loss) per Share	The components of the calculation of basic and diluted earnings/(loss) per common share in each of the periods comprising the accompanying consolidated statements of comprehensive (loss)/income are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2020	2021	2022
Net (loss)/income and comprehensive (loss)/income	$(1,753,533)	$52,270,487	$118,560,690
Less: Deemed dividend on Series A Preferred Shares	—	(11,772,157)	—
Net (loss)/income and comprehensive (loss)/income available to common shareholders	(1,753,533)	40,498,330	118,560,690

Weighted average number of common shares outstanding, basic	6,773,519	83,923,435	94,610,088
(Loss)/Earnings per common share, basic	(0.26)	0.48	1.25

Plus: Dilutive effect of warrants	—	1,409,293	—
Weighted average number of common shares outstanding, diluted	6,773,519	85,332,728	94,610,088
(Loss)/Earnings per common share, diluted	$(0.26)	$0.47	$1.25